CAPITAL MANAGEMENT (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CAPITAL MANAGEMENT
Capital Stock	$ 437,731	$ 437,731
Paid in capital	729,164,744	729,164,744
Inflation Adjustment of capital stock	77,948,047	77,948,047
Treasury shares	6,680	18,991
Inflation adjustment of treasury shares	4,023,614	11,438,151
Cost of Treasury shares	(15,505,688)	(27,845,492)
Reserves	257,638,259	122,692,968
Retained earnings	(48,571,402)	164,381,378
Other comprehensive income	2,120,727	3,892,060
Shareholders' Equity attributable to owners of the parent company	1,007,262,712	1,082,128,578
Shareholders' Equity attributable to non-controlling interests	779,567	1,432,252
TOTAL SHAREHOLDERS' EQUITY	$ 1,008,042,279	$ 1,083,560,830